Derivative instruments (Coupon-only Swap) (Details) - Subsidiaries - Coupon-only Swap - Cash Flow Hedging R$ in Thousands, $ in Thousands	Apr. 30, 2017 BRL (R$)	Apr. 30, 2017 USD ($)
Citibank S.A. | Payable
Derivative [Line Items]
Notional Amount | R$	R$ 155,500
Citibank S.A. | Receivable
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
JP Morgan S.A. | Payable
Derivative [Line Items]
Notional Amount | R$	R$ 156,250
JP Morgan S.A. | Receivable
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
Brazil Real | Citibank S.A. | Payable
Derivative [Line Items]
Interest rate (as a percent)	11.08%	11.08%
Brazil Real | JP Morgan S.A. | Payable
Derivative [Line Items]
Interest rate (as a percent)	11.18%	11.18%